DEBT (Details Narrative) - USD ($)					6 Months Ended	12 Months Ended
	Dec. 04, 2023	Sep. 29, 2023	Aug. 07, 2023	Jul. 14, 2021	Jun. 30, 2024	Dec. 31, 2023
Securities Financing Transaction [Line Items]
Volatility rate					164.21%	106.90%
Risk-free rate of interest					5.48%	5.48%
Convertible note	$ 51,150	$ 57,750	$ 57,750
Interest rate	10.00%	10.00%	10.00%
Convert discount rate	39.00%	39.00%	39.00%
Convertible debt outstanding					$ 91,971	$ 120,925
Derivative liabilities					94,759	108,958
G S Spa Note [Member]
Securities Financing Transaction [Line Items]
Debt face amount				$ 2,000,000
Maturity date				Jul. 14, 2022
Debt interest rate				6.00%
Debt outstanding					$ 2,435,691	$ 1,923,868